THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 14, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 14, 2002.

                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001
                                                ----------------------------

Check here if Amendment [ X ]; Amendment Number:   1
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      David P. Berkowitz
           --------------------------------------------------------
Address:   c/o Gotham Partners Management Co., L.L.C.
           --------------------------------------------------------
           110 East 42nd Street, 18th Floor
           --------------------------------------------------------
           New York, New York 10017
           --------------------------------------------------------

Form 13F File Number:  28-6906
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David P. Berkowitz
           --------------------------------------------------
Title:     Manager
           --------------------------------------------------
Phone:     212-286-0300
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ David P. Berkowitz      New York, New York             12/23/02
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                          Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             4
                                               -------------

Form 13F Information Table Entry Total:        5
                                               -------------

Form 13F Information Table Value Total:        $19,566
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.           Form 13F File Number              Name


      1               28-6908                   William A. Ackman
    ------            ---------                 -----------------------------

      2               28-6904                   Section H. Partners, L.P.
    ------            -------                   -----------------------------

      3               28-7474                  Gotham International Advisors,
                                                   L.L.C.
    ------            -------                   -----------------------------
      4               28-5717                  Gotham Holdings Management,
                                                   L.L.C.
    ------            -------                   -----------------------------


                                                 Form 13F INFORMATION TABLE
              COLUMN 1        COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
---------------------------------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                    VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
---------------------------------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
CORRECTIONS CORP
    AMER NEW                COM           22025Y100  4,284    268,586 SH     SHARED-OTHER 1,2,4             268,586
---------------------------------------------------------------------------------------------------------------------------
ERIE INDTY
     COMPANY                COM           29530P102    769     25,955 SH     SHARED-OTHER 1,2,4              25,955
---------------------------------------------------------------------------------------------------------------------------
ERIE INDTY
     COMPANY                COM           29530P102    152      5,145 SH     SHARED-OTHER 1,3                 5,145
---------------------------------------------------------------------------------------------------------------------------
PRE PAID LEGAL
     SVCS INC               COM          740065107  12,210    555,015 SH     SHARED-OTHER 1,2,4              55,015
---------------------------------------------------------------------------------------------------------------------------
PRE PAID LEGAL
     SVCS INC.              COM          740065107   2,151     97,785 SH     SHARED-OTHER 1,3                97,785
---------------------------------------------------------------------------------------------------------------------------